Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 156	$ 1,028	$ 600	$ (422)
Other comprehensive (loss) income, net of tax
Net unrealized (losses) gains on available-for-sale securities	406	(663)	571	317
Other	13	(7)	(5)	12
Total other comprehensive (loss) income, net of tax	419	(670)	566	329
Total comprehensive income (loss)	575	358	1,166	(93)
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(75)	(82)	(61)	(56)
Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$ 650	$ 440	$ 1,227	$ (37)